Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 19,081	$ 14,983
Investments in marketable securities and mutual funds	134,493	99,954
Total assets	415,838	394,142
Derivative liabilities	2,403	8,755
Total liabilities	178,267	220,365
Fair value on recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	153,573	114,937
Total liabilities	5,600	20,143
Fair value on recurring basis [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	134,493	99,954
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,077	2,212
Fair value on recurring basis [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	16,611	11,709
Fair value on recurring basis [member] | Financial assets at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	392	1,062
Fair value on recurring basis [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	3,197	11,388
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	308	946
Fair value on recurring basis [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	2,095	7,809
Fair value on recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	134,047	99,412
Fair value on recurring basis [member] | Level 1 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	134,047	99,412
Fair value on recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	19,526	15,525
Total liabilities	2,403	8,755
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	446	542
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,077	2,212
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	16,611	11,709
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	392	1,062
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	308	946
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	2,095	7,809
Fair value on recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	3,197	11,388	$ 19,678
Total liabilities	3,197	11,388
Fair value on recurring basis [member] | Level 3 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 3,197	$ 11,388